Note 7 - Public and Private Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Warrants [Text Block]

7. Public and Private Warrants

Prior to the merger, BCAC issued 2,875,000 shares of public warrants and 123,500 shares of private warrants in connection with BCAC's initial public offering. In connection with the closing of the 2022 and 2023 PIPE transactions on July 29, 2022 and January 30, 2023, respectively (see Note 6), we issued 726,000 and 2,095,493 public warrants, respectively. As of March 31, 2023, we had 1,995,708 public warrants outstanding with an exercise price of $1.40, 99,785 public warrants outstanding with an exercise price of $1.75 per share, 3,601,000 public warrants outstanding with an exercise price of $11.50 per share, and 123,500 private placement warrants outstanding with an exercise price of $11.50 per share. Each of these warrants with an exercise price of $11.50 became exercisable on August 28, 2022, which was 30 days after July 29, 2022, and will expire on the fifth anniversary of July 29, 2022, or earlier upon redemption or liquidation. Each of these warrants with an exercise price of $1.40 or $1.75 become exercisable commencing six months after January 30, 2023, and will expire on July 30, 2028, or earlier upon redemption or liquidation.

We may call the public warrants for redemption:

●	in whole or in part;

●	at a price of $0.01 per warrant;

●	upon a minimum of 30 days’ prior written notice of redemption; and

●

if, and only if, the last reported closing price of the ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period on the third trading day prior to the date on which we send the notice of redemption to the warrant holders.

If we call the public warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement.

The private placement warrants are identical to the public warrants, except that none of the private placement warrants will be redeemable so long as they are held by the initial purchasers or any of their permitted transferees.

The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, recapitalization, reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price.

In connection with the 2022 PIPE and 2023 PIPE (see Note 6), we issued public warrants to purchase 726,000 shares and 2,095,493 shares of the Company's common stock, on July 29, 2022 and January 30, 2023, respectively. We measured the public warrants based on the estimated grant date fair value. We included the fair value of the 2022 and 2023 public warrants totaled $3.5 million and $1.1 million, respectively, as a component of the private offering within the additional paid-in capital in the consolidated statements of stockholders' equity for the year ended December 31, 2022 and for the three months ended March 31, 2023. The fair values of the 2022 and 2023 public warrants totaled $3.5 million and $1.1 million, respectively, were also a non-cash financing activity for the year ended December 31, 2022 and for three months ended March 31, 2023. In determining the fair value of the public warrants, we used the Black-Scholes option-pricing model and the following assumptions:

	July 29, 2022	January 30, 2023
Expected term (years)	5.00	5.00
Expected volatility	87.90%	82.40%
Risk-free interest rate	2.70%	3.60%
Expected dividend	0.00%	0.00%

The assumptions used to determine the fair value of the public warrants are as follows:

●

Expected volatility: Because our stock is recently traded in an active market, we calculate volatility by using the historical volatilities of the common stock of comparable publicly traded companies. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the public warrants.

●	Risk-free interest rate: we base the risk-free interest rate from the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term.

●	Expected term: we determine the expected life of public warrants over the period when the share public warrants are vested and ending on the date when the share public warrants would expire.

●	Expected dividend yield: we have never paid cash dividends on its common stock and do not have plans to pay cash dividends in the future. Therefore, we use an expected dividend yield of zero.

8. Public and Private Warrants

Prior to the merger, BCAC issued 2,875,000 shares of public warrants and 123,500 shares of private warrants in connection with the BCAC's initial public offering. In connection with the PIPE transaction closed on July 29, 2022 (Note 1), we issued 726,000 shares of public warrants. As of December 31, 2022, we had 3,601,000 public warrants and 123,500 private placement warrants outstanding, each with an exercise price of $11.50 per share. Each of these warrants became exercisable on August 28, 2022, which was 30 days after the Closing of the merger (see Note 3), and will expire on the fifth anniversary of the Business Combination, or earlier upon redemption or liquidation.

We may call the public warrants for redemption:

●	in whole or in part;

●	at a price of $0.01 per warrant;

●	upon a minimum of 30 days’ prior written notice of redemption; and

●

if, and only if, the last reported closing price of the ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period on the third trading day prior to the date on which we send the notice of redemption to the warrant holders.

If we call the public warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement.

The private placement warrants are identical to the public warrants, except that none of the private placement warrants will be redeemable so long as they are held by the initial purchasers or any of their permitted transferees.

The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, recapitalization, reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price.